Share capital - Summary of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Shares issued on redemption of performance share units (in shares)	885,750	339,540
Shares issued on redemption of performance share units (in shares)	528,166	514,010
Increase (Decrease) Through Shares Issued Through Acquisitions, Shares	0	5,788,187
Shares issued to the public (in shares)	19,037	0
Flow-through and other shares issued, net of issuance costs and premium (in shares)	694,500	1,100,000
Total
Balance beginning of year	$ 3,639,922
Balance end of year	$ 3,200,868	$ 3,639,922
Voting common shares
Number of Shares
Beginning balance (in shares)	182,673,118	174,931,381
Ending balance (in shares)		182,673,118
Share capital
Total
Balance beginning of year	$ 3,225,326	$ 3,144,644
Shares issued upon exercise of share options, for cash	4,438	1,738
Shares issued on redemption of performance share units	2,256	1,202
Estimated fair value of share options exercised transferred from contributed surplus	1,787	684
Shares issued on acquisition of subsidiary	0	65,647
Shares issued upon exercise of warrants	213	0
Flow-through and other shares issued, net of issuance costs and premium	7,624	11,411
Balance end of year	$ 3,241,644	$ 3,225,326